Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial instruments
Summary of financial assets and financial liabilities

		Financial assets	Financial liabilities
As at June 30, 2024	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$21,063	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	16,954	—
Prepaid gold interests and investments	49,089	—	—
Loans receivable	—	1,708	—
Amounts payable and other liabilities	—	—	6,457
Debt	—	—	20,000
Total	$49,089	$39,725	$26,457

		Financial assets	Financial liabilities
As at December 31, 2023	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$17,379	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	12,307	—
Prepaid gold interests and investments	46,496	—	—
Loans receivable	—	27,976	—
Amounts payable and other liabilities	—	—	15,666
Debt	—	—	57,000
Total	$46,496	$57,662	$72,666